Investment in Securities	6 Months Ended
Sep. 30, 2017
Investment in Securities
6.	Investment in Securities

Investment in securities as of March 31, 2017 and September 30, 2017 consists of the following:

	Millions of yen
	March 31, 2017	September 30, 2017
Trading securities *	¥569,074	¥487,839
Available-for-sale securities	1,165,417	1,062,105
Held-to-maturity securities	114,400	114,368
Other securities	177,621	185,021

Total	¥2,026,512	¥1,849,333

*

The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥547,850 million and ¥476,478 million as of March 31, 2017 and September 30, 2017, respectively.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share. The aggregate carrying amount of other securities accounted for under the cost method totaled ¥25,597 million and ¥25,400 million as of March 31, 2017 and September 30, 2017, respectively. Investments with an aggregate cost of ¥25,396 million and ¥25,381 million, respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had a significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

A certain subsidiary elected the fair value option for investments in foreign government bond securities included in available-for-sale securities, which as of March 31, 2017 and September 30, 2017, were fair valued at ¥1,015 million and ¥2,021 million, respectively.

A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale securities, which as of March 31, 2017 and September 30, 2017, were fair valued at ¥1,026 million and ¥2,648 million, respectively.

A certain subsidiary elected the fair value option for certain investments in equity securities included in available-for-sale securities to mitigate volatility in the consolidated statements of income caused by the difference in recognition of gain or loss that would otherwise exist between the equity securities and the derivatives used to manage the risk of changes in fair value of these equity securities. As of March 31, 2017 and September 30, 2017, these equity securities were fair valued at ¥15,400 million and ¥22,442 million, respectively.

Certain subsidiaries elected the fair value option for certain investments in investment funds included in other securities whose net asset values do not represent the fair value of investments due to the illiquid nature of these investments. The subsidiaries manage these investments on a fair value basis and the election of the fair value option enables the subsidiaries to reflect more appropriate assumptions to measure the fair value of these investments. As of March 31, 2017 and September 30, 2017, the fair values of these investments were ¥7,453 million and ¥6,920 million, respectively.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type as of March 31, 2017 and September 30, 2017 are as follows:

March 31, 2017

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥334,117	¥12,321	¥(826)	¥345,612
Japanese prefectural and foreign municipal bond securities	166,789	3,034	(1,001)	168,822
Corporate debt securities	393,021	3,606	(2,983)	393,644
Specified bonds issued by SPEs in Japan	1,077	10	0	1,087
CMBS and RMBS in the Americas	95,700	3,359	(558)	98,501
Other asset-backed securities and debt securities	61,138	3,957	(378)	64,717
Equity securities	67,914	25,618	(498)	93,034

	1,119,756	51,905	(6,244)	1,165,417

Held-to-maturity:
Japanese government bond securities and other	114,400	25,323	0	139,723

	¥1,234,156	¥77,228	¥(6,244)	¥1,305,140

September 30, 2017
	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥267,557	¥12,537	¥(9)	¥280,085
Japanese prefectural and foreign municipal bond securities	157,675	3,644	(928)	160,391
Corporate debt securities	377,085	3,847	(1,393)	379,539
Specified bonds issued by SPEs in Japan	954	9	0	963
CMBS and RMBS in the Americas	80,201	2,866	(611)	82,456
Other asset-backed securities and debt securities	75,947	3,395	(117)	79,225
Equity securities	61,539	19,455	(1,548)	79,446

	1,020,958	45,753	(4,606)	1,062,105

Held-to-maturity:
Japanese government bond securities and other	114,368	25,764	0	140,132

	¥1,135,326	¥71,517	¥(4,606)	¥1,202,237

The following tables provide information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2017 and September 30, 2017, respectively:

March 31, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥33,991	¥(826)	¥0	¥0	¥33,991	¥(826)
Japanese prefectural and foreign municipal bond securities	36,873	(696)	6,202	(305)	43,075	(1,001)
Corporate debt securities	152,812	(2,983)	0	0	152,812	(2,983)
CMBS and RMBS in the Americas	20,238	(485)	9,428	(73)	29,666	(558)
Other asset-backed securities and debt securities	3,308	(1)	3,991	(377)	7,299	(378)
Equity securities	7,645	(480)	787	(18)	8,432	(498)

	¥254,867	¥(5,471)	¥20,408	¥(773)	¥275,275	¥(6,244)

September 30, 2017

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥2,720	¥(9)	¥0	¥0	¥2,720	¥(9)
Japanese prefectural and foreign municipal bond securities	37,579	(842)	3,855	(86)	41,434	(928)
Corporate debt securities	124,589	(1,178)	19,607	(215)	144,196	(1,393)
CMBS and RMBS in the Americas	10,777	(316)	8,235	(295)	19,012	(611)
Other asset-backed securities and debt securities	908	(15)	2,515	(102)	3,423	(117)
Equity securities	30,934	(848)	7,303	(700)	38,237	(1,548)

	¥207,507	¥(3,208)	¥41,515	¥(1,398)	¥249,022	¥(4,606)

The number of investment securities that were in an unrealized loss position as of March 31, 2017 and September 30, 2017 were 325 and 322, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about their collectability. The Company and its subsidiaries do not consider a debt security to be other-than-temporarily impaired if (1) the Company and its subsidiaries do not intend to sell the debt security, (2) it is not more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis and (3) the present value of estimated cash flows will fully cover the amortized cost of the security. On the other hand, the Company and its subsidiaries consider a debt security to be other-than-temporarily impaired if any of the above mentioned three conditions are not met.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectability of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at September 30, 2017.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired as of September 30, 2017.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Total other-than-temporary impairment losses	¥6,212	¥423
Portion of loss recognized in other comprehensive income (before taxes)	0	0

Net impairment losses recognized in earnings	¥6,212	¥423

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Total other-than-temporary impairment losses	¥6,207	¥243
Portion of loss recognized in other comprehensive income (before taxes)	0	0

Net impairment losses recognized in earnings	¥6,207	¥243

Total other-than-temporary impairment losses for the six and three months ended September 30, 2016 were related to equity securities and other securities. Total other-than-temporary impairment losses for the six and three months ended September 30, 2017 were related to equity securities and other securities.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Beginning balance	¥1,413	¥1,220
Reduction during the period:
Due to change in intent to sell or requirement to sell	(22)	0

Ending balance	¥1,391	¥1,220

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Beginning balance	¥1,391	¥1,220

Ending balance	¥1,391	¥1,220

The Company and its subsidiaries recorded other-than-temporary impairments related to the non-credit losses arising from foregoing debt securities for CMBS and RMBS in the Americas. These impairments included the amount of unrealized gains for the changes in fair value of the debt securities after recognition of other-than-temporary impairments in earnings. As of March 31, 2017, an unrealized gain of ¥57 million, before taxes, were included and an unrealized gain of ¥36 million, net of taxes, were included in unrealized gains or losses of accumulated other comprehensive income. As of September 30, 2017, an unrealized gain of ¥34 million, before taxes, was included and an unrealized gain of ¥22 million, net of taxes, was included in unrealized gains or losses of accumulated other comprehensive income. As of March 31, 2017 and September 30, 2017, no unrealized loss was included in unrealized gains or losses of accumulated other comprehensive income.